Short-Term Borrowings and Long-Term Debt (Contractual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
2018	¥ 1,614,386
2019	3,127,227
2020	1,733,501
2021	1,841,416
2022	1,194,536
2023 and thereafter	5,018,348
Total	¥ 14,529,414	¥ 14,765,527